Condensed consolidated balance sheet - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Condensed consolidated balance sheet [Abstract]
Vessels		$ 2,459,641	$ 2,521,223
Dry docking and scrubbers		109,064	66,945
Right-of-use assets - Vessels		23,574	18,661
Other property, plant and equipment		655	733
Total property, plant and equipment		2,592,934	2,607,562
Intangible assets		298	510
Total intangible assets		298	510
Other investments		23,069	23,069
Derivative financial instruments		4,320	12,024
Restricted cash	[1]	10,000	13,542
Loans receivable from joint ventures		61,318	64,133
Joint ventures		87,562	81,371
Total other non-current assets		186,269	194,139
Total non-current assets		2,779,501	2,802,211
Intangible assets		17,902	5,919
Total intangible assets		17,902	5,919
Inventories		82,307	94,155
Loan receivables from joint venture		1,172	0
Trade and other receivables, and prepayments		465,956	503,836
Derivative financial instruments		9,775	12,601
Cash at bank and on hand		194,022	195,271
Cash retained in the commercial pools	[2]	119,289	88,297
Total other current assets		872,521	894,160
Total current assets		890,423	900,079
Total assets		3,669,924	3,702,290
Share capital		1,093,055	1,093,055
Other reserves		507,317	517,713
Treasury shares		(78,449)	(53,439)
Retained earnings		778,524	705,177
Total shareholders' equity		2,300,447	2,262,506
Borrowings		631,058	785,954
Total non-current liabilities		631,058	785,954
Borrowings		395,629	336,295
Derivative financial instruments		177	1,939
Current income tax liabilities		4,559	2,757
Trade and other payables		338,054	312,839
Total current liabilities		738,419	653,830
Total liabilities		1,369,477	1,439,784
Total shareholders' equity and liabilities		$ 3,669,924	$ 3,702,290

[1]	Restricted cash includes cash placed in debt service reserve and FFA collateral accounts.
[2]	The cash retained in the commercial pools represents cash in the pool bank accounts that are opened in the name of the Group’s pool management companies and can only be used for the operation of vessels within the commercial pools.